Consolidated Statements of Operations - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Revenues
Fee income and other	$ 381	$ 502	$ 821	$ 906
Earned premiums	42	31	42	105
Net investment income (loss):
Net Investment Income	520	509	924	1,281
Net realized capital gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	0	(8)	(4)	(16)
Other-than-temporary Impairment Loss, Debt Securities, Available-for-sale, Portion in Other Comprehensive Loss, before Tax, Including Portion Attributable to Noncontrolling Interest	0	1	0	2
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	0	(7)	(4)	(14)
Other net realized capital gains (losses)	(107)	149	(271)	(46)
Realized Investment Gains (Losses)	(107)	142	(275)	(60)
Recognition of Deferred Revenue	0	38	59	0
Total revenues	836	1,222	1,571	2,232
Benefits, losses and expenses
Benefits, losses and loss adjustment expenses	534	415	760	1,406
Amortization of deferred policy acquisition costs (DAC) and value of business acquired (VOBA)	(16)	(98)	(25)	(48)
Insurance operating costs and other expenses	(183)	(235)	(423)	(400)
Amortization of Intangible Assets	0	4	5	0
Dividends to policyholders	2	2	5	2
Total benefits, losses and expenses	735	754	1,168	1,856
Income before income taxes	101	468	403	376
Income Tax Expense (Benefit)	7	59	44	422
Net Income (Loss) Attributable to Parent	$ 94	$ 409	$ 359	$ (46)